UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report

July 31, 2013

1-877-277-6933

1-877-ARROW-FD
www.ArrowShares.com

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the period ended July 31, 2013, as compared to its benchmark:

		Since Inception** -
	Six Months	July 31, 2013
Arrow Dow Jones Global Yield ETF - NAV	(0.74)%	10.60%
Arrow Dow Jones Global Yield ETF - Market Price	(1.86)%	8.45%
Dow Jones Global Composite Yield Index	(0.31)%	11.36%

* The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading shares of the Fund (5/2/2012), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Past performance is no indication of future results.

** Inception date is May 8, 2012.

The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components. Investors cannot invest directly in an index or benchmark.

The Fund’s Industry Sectors are as follows:

Asset Class	% of Net Assets
Financial	24.5%
Energy	20.3%
Government	19.3%
Communications	11.1%
Industrial	5.3%
Consumer, Cyclical	5.3%
Basic Materials	4.5%
Consumer, Non-cyclical	4.2%
Utilities	3.3%
Technology	0.7%
Other, Cash & Cash Equivalents	1.5%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2013
Shares		Value
	COMMON STOCKS - 59.8%
	AUTO MANUFACTURERS - 0.8%
43,145	Ford Otomotiv Sanayi A.S.	$ 614,867

	BANKS - 1.4%
78,976	Banco Santander SA	575,734
75,218	Banco Santander SA - Rights	16,468
19,070	National Australia Bank Ltd.	534,095
		1,126,297
	CHEMICALS - 2.0%
23,249	CVR Partners LP	514,965
41,176	PetroLogistics LP	552,582
2,477	Terra Nitrogen Co. LP	539,491
		1,607,038
	COAL - 1.3%
195,900	Indo Tambangraya Megah Tbk	462,199
25,711	Natural Resource Partners LP	555,101
		1,017,300
	COMMERCIAL SERVICES - 1.6%
38,290	RR Donnelley & Sons Co.	727,127
20,824	Stonemor Partners LP	557,042
		1,284,169
	DISTRIBUTION & WHOLESALE - 0.6%
13,860	Global Partners LP	530,422

	ELECTRIC - 2.0%
30,542	CPFL Energia SA - ADR	565,027
162,646	Energias de Portugal SA	576,226
16,178	RWE AG	485,467
		1,626,720
	ENGINEERING & CONSTRUCTION - 2.0%
20,691	Bouygues SA	603,184
166,622	Sydney Airport	536,441
75,732	UGL Ltd.	494,432
		1,634,057
	INSURANCE - 0.6%
68,877	Catlin Group Ltd.	528,457

	INVESTMENT COMPANIES - 0.7%
34,718	Chesapeake Granite Washington Trust	567,986

	MINING - 0.6%
14,253	KGHM Polska Miedz SA	493,768

	OFFICE & BUSINESS EQUIPMENT - 0.7%
8,040	Neopost SA	577,581

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Shares		Value
	OIL & GAS - 8.0%
28,820	BreitBurn Energy Partners LP	$ 519,048
14,519	Calumet Specialty Products Partners LP	476,659
19,469	Legacy Reserves LP	528,194
35,054	LRR Energy LLC	527,563
23,681	Mid-Con Energy Partners LP	589,420
21,254	Northern Tier Energy LP	534,538
30,951	QR Energy LP	545,357
37,911	SandRidge Mississippian Trust I	549,710
35,235	SandRidge Permian Trust	545,790
11,364	Suburban Propane Partners LP	557,745
84,912	Surgutneftegas SP ADR	559,570
40,036	Whiting USA Trust II Trust	540,486
		6,474,080
	OIL & GAS SERVICES - 1.3%
17,503	Exterran Partners LP	536,992
25,065	PAA Natural Gas Storage LP	527,618
		1,064,610
	PIPELINES - 3.3%
19,595	Cheniere Energy Partners LP	563,356
10,477	Energy Transfer Partners LP	545,433
11,246	NuStar Energy LP	512,818
20,694	PVR Partners LP	535,354
10,908	TC Pipelines LP	560,889
		2,717,850
	REAL ESTATE - 4.0%
675,467	Argosy Property Ltd.	524,032
512,659	Capital Property Fund	538,645
725,203	Fountainhead Property Trust	562,332
1,456,188	SA Corporate Real Estate Fund Nominees Pty Ltd.	568,244
1,529,064	Shenzhen Investment Ltd.	563,888
196,090	Sycom Property Fund	492,138
		3,249,279
	REITS - 16.5%
244,188	Abacus Property Group	483,963
36,782	Artis Real Estate Investment Trust	520,962
8,189	Befimmo SCA	559,598
254,005	BWP Trust	560,368
945,000	Cambridge Industrial Trust	496,861
288,169	CFS Retail Property Trust Group	529,781
152,344	Charter Hall Retail REIT	527,361
23,269	CommonWealth REIT	536,816
13,138	Corio NV	573,278
6,796	Fonciere Des Regions	555,124
492,000	Frasers Commercial Trust	503,853
642,674	Goodman Property Trust	524,160
21,270	Hospitality Properties Trust	605,982
52,756	Inland Real Estate Corp.	542,859

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Shares		Value

	REITS - 16.5% (Continued)
196,509	Investa Office Fund	$ 519,876
134	Kenedix Realty Investment Corp.	531,206
618,712	Kiwi Income Property Trust	558,771
614,000	Mapletree Logistics Trust	513,152
1,693,360	Prosperity REIT	524,037
20,127	Senior Housing Properties Trust	506,194
785,000	Starhill Global REIT	505,140
10,807	Sun Communities, Inc.	523,275
432,000	Suntec Real Estate Investment Trust	539,025
12,941	Vastned Retail NV	549,915
8,100	Wereldhave NV	571,250
		13,362,807
	RETAIL - 1.3%
221,646	David Jones Ltd.	536,685
24,124	Ferrellgas Partners LP	532,899
		1,069,584
	TELECOMMUNICATIONS - 9.1%
19,714	Bell Aliant Inc.	532,951
832,319	Cable & Wireless Communications PLC	511,255
14,815	CenturyLink, Inc.	531,118
45,210	Deutsche Telekom AG	548,781
359,949	Magyar Telekom Telecommunications PLC - ADR	491,903
28,687	Mobile Telesystems SP-ADR	559,110
24,554	Mobistar SA	350,243
54,051	Orange SA	529,941
290,468	Telecom Corp. of New Zealand Ltd.	520,032
39,903	Telefonica Czech Republic AS	596,268
228,596	Telekomunikacja Polska SA	542,221
119,635	Telstra Corp., Ltd.	535,371
27,824	Vivendi SA	592,930
35,372	VTech Holdings Ltd.	541,392
		7,383,516
	TRANSPORTATION - 2.0%
56,571	Capital Product Partners LP	540,253
11,905	Martin Midstream Partners LP	542,035
36,622	Navios Maritime Partners LP	552,626
		1,634,914

	TOTAL COMMON STOCKS (Cost $49,685,183)	48,565,302

Principal ($)
	BONDS & NOTES - 38.7%
	AUTO PARTS & EQUIPMENT - 0.6%
499,000	Goodyear Tire & Rubber Co., 6.500%, due 3/1/2021	522,079

	BANKS - 1.3%
561,000	Bancolombia SA, 5.125%, due 9/11/2022	521,730
549,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	530,455
		1,052,185

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal ($)		Value
	COAL - 2.6%
488,000	CONSOL Energy, Inc., 8.000%, due 4/1/2017	$ 520,330
488,000	CONSOL Energy, Inc., 8.250%, due 4/1/2020	525,820
516,000	Peabody Energy Corp., 6.000%, due 11/15/2018	527,610
538,000	Peabody Energy Corp., 6.250%, due 11/15/2021	527,240
		2,101,000
	COMMERCIAL SERVICES - 1.3%
548,000	Iron Mountain, 5.750%, due 8/15/2024	517,860
504,000	RR Donnelley & Sons Co., 7.250%, due 5/15/2018	543,060
		1,060,920
	ELECTRIC - 1.3%
500,000	DPL, Inc., 7.250%, due 10/15/2021	517,500
486,000	NRG Energy, Inc., 7.875%, due 5/15/2021	534,600
		1,052,100
	HOUSEHOLD PRODUCTS/WARES- 0.7%
511,000	ACCO Brands Corp., 6.750% due 4/30/2020	524,414

	IRON & STEEL - 1.3%
514,000	ArcelorMittal, 6.00%, due 3/1/2021	517,855
518,000	United States Steel Corp., 7.375%, due 4/1/2020	525,770
		1,043,625
	MINING- 0.6%
620,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	493,864

	MISCELLANEOUS MANUFACTURER- 0.6%
480,000	Polymer Group, Inc., 7.750%, due 2/1/2019	512,400

	OIL & GAS - 3.2%
509,000	Berry Petroleum Co., 6.375%, due 9/15/2022	519,180
532,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	521,360
510,000	PBF Holding Co. LLC, 8.250%, due 2/15/2020	522,750
587,015	Petroleos De Venezuela SA, 5.000%, due 10/28/2015	518,041
512,000	Precision Drilling Corp., 6.625%, due 11/15/2020	537,600
		2,618,931
	PHARMACEUTICALS - 0.7%
528,000	Endo Health Solutions, Inc., 7.000%, due 7/15/2019	551,760

	PIPELINES - 0.6%
471,000	Energy Transfer Equity LP, 7.500%, due 10/15/2020	530,464

	RETAIL - 2.0%
506,000	AmeriGas Finance Corp., 7.000%, due 5/20/2022	538,890
489,000	Suburban Propane Partners LP, 7.375%, due 8/1/2021	525,675
498,000	Toys R Us Property Co. II LLC, 8.500%, due 12/1/2017	526,013
		1,590,578

See accompanying notes to financial statements.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2013
Principal ($)		Value
	SOVEREIGN - 19.3%
586,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	$ 560,900
459,000	Colombia Government International Bond, 6.125%, due 1/18/2041	502,605
529,000	Hungary Government International Bond, 4.125%, due 2/19/2018	517,097
534,000	Hungary Government International Bond, 5.375%, due 2/21/2023	509,302
490,000	Hungary Government International Bond, 6.375%, due 3/29/2021	511,560
491,000	Hungary Government International Bond, 7.625%, due 3/29/2041	515,550
365,000	Irish Government Bond, 5.400%, due 3/13/2025	532,460
592,000	Isreal Government International Bond, 4.500%, due 1/30/2043	532,763
369,000	Italy Buoni Poliennali Del Tres, 5.500%, due 9/1/2022	532,077
400,000	Italy Buoni Poliennali Del Tres, 4.500%, due 3/1/2026	529,720
393,000	Italy Buoni Poliennali Del Tres, 4.000%, due 9/1/2020	530,454
576,000	Mexican Government International Bond, 4.750%, due 3/8/2044	529,920
664,000	Panama Government International Bond, 4.300%, due 4/29/2053	536,180
529,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	539,580
568,000	Poland Government International Bond, 3.000%, due 3/17/2023	517,590
377,000	Portugal Obrigacoes Do Tesouro OT, 6.400%, due 2/15/2016	514,118
391,000	Portugal Obrigacoes Do Tesouro OT, 4.350%, due 10/16/2017	494,755
444,000	Portugal Obrigacoes Do Tesouro OT, 4.800%, due 6/15/2020	541,910
585,000	Portugal Obrigacoes Do Tesouro OT, 4.100%, due 4/15/2037	549,808
462,000	South Africa Government International Bond, 6.250%, due 3/8/2041	485,100
518,000	South Africa Government International Bond, 4.665%, due 1/17/2024	499,870
516,000	South Africa Government International Bond, 5.500%, due 3/9/2020	552,765
404,000	Spain Government Bond, 4.000%, due 4/30/2020	534,191
362,000	Spain Government Bond, 5.850%, due 1/31/2022	526,594
351,000	Spain Government Bond, 5.900%, due 7/30/2026	508,124
473,000	Turkey Government International Bond, 5.625%, due 3/30/2021	499,015
684,000	Turkey Government International Bond, 3.250%, due 3/23/2023	591,660
473,000	Turkey Government International Bond, 6.000%, due 11/14/2041	456,445
705,000	Venezuela Government International Bond, 7.650%, due 4/21/2025	525,225
480,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	514,800
		15,692,138
	TELECOMMUNICATIONS - 2.0%
522,000	CenturyLink, Inc., 5.800%, due 3/15/2022	519,390
537,000	Frontier Communications Corp., 7.125%, due 1/15/2023	531,630
573,000	Windstream Corp., 6.375%, due 8/1/2023	544,350
		1,595,370
	TRANSPORTATION - 0.6%
513,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	524,543

	TOTAL BONDS & NOTES (Cost $32,312,581)	31,466,371

	TOTAL INVESTMENTS - 98.5% (Cost $81,997,764)(a)	$ 80,031,673
	OTHER ASSETS LESS LIABILITIES - 1.5%	1,206,974
	NET ASSETS - 100.0%	$ 81,238,647

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $82,170,471 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,984,374
	Unrealized Depreciation:	(4,123,172)
	Net Unrealized Depreciation:	$ (2,138,798)
ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2013

ASSETS
Investment securities:
At cost	$ 81,997,764
At value	$ 80,031,673
Foreign cash (cost $155,035)	147,817
Dividends and interest receivable	899,033
Receivable for investments sold	320,837
TOTAL ASSETS	81,399,360

LIABILITIES
Due to custodian	43,843
Payable for investments purchased	64,179
Investment advisory fees payable	52,691
TOTAL LIABILITIES	160,713
NET ASSETS	$ 81,238,647

Net Assets Consist Of:
Paid in capital	$ 83,471,070
Distributions in excess of net investment income	(24,322)
Accumulated net realized loss from investments and foreign currency transactions	(234,792)
Net unrealized depreciation of investments and foreign currency translations	(1,973,309)
NET ASSETS	$ 81,238,647

Net Asset Value Per Share:
Net Assets	$ 81,238,647
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$ 25.79

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2013

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $31,420)	$ 1,559,863
Interest	746,389
TOTAL INVESTMENT INCOME	2,306,252

EXPENSES
Investment advisory fees	252,520
NET INVESTMENT INCOME	2,053,732

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSLATIONS
Net realized gain (loss) on:
In-kind redemptions	1,002,772
Investments	(1,004,431)
Foreign currency transactions	(201,295)
(202,954)
Net change in unrealized appreciation (depreciation) of:
Investments	(3,702,843)
Foreign currency translations	(7,177)
(3,710,020)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(3,912,974)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,859,242)

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	July 31, 2013	January 31,
	(Unaudited)	2013 (a)
FROM OPERATIONS
Net investment income	$ 2,053,732	$ 662,622
Net realized gain (loss) on investments
and foreign currency transactions	(202,954)	293,864
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	(3,710,020)	1,736,711
Net increase (decrease) in net assets resulting from operations	(1,859,242)	2,693,197

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,059,553)	(721,988)
From net realized gains	-	(80,535)
Net decrease in net assets resulting from distributions to shareholders	(2,059,553)	(802,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	65,932,642	34,187,923
Cost of shares redeemed	(14,933,592)	(1,920,205)
Net increase in net assets resulting from shares of beneficial interest	50,999,050	32,267,718

TOTAL INCREASE IN NET ASSETS	47,080,255	34,158,392

NET ASSETS
Beginning of Period	34,158,392	-
End of Period*	$ 81,238,647	$ 34,158,392
*Includes distributions in excess of net investment income of:	$ (24,322)	$ (18,501)

SHARE ACTIVITY
Shares Sold	2,475,000	1,350,000
Shares Redeemed	(600,000)	(75,000)
Net increase in shares of beneficial interest outstanding	1,875,000	1,275,000

(a) The Arrow Dow Jones Global Yield ETF commenced operations on May 2, 2012.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended	Period Ended
	July 31, 2013	January 31,
	(Unaudited)	2013 (1)
Net asset value, beginning of period	$ 26.79	$ 25.00

Activity from investment operations:
Net investment income (2)	0.79	1.02
Net realized and unrealized
gain (loss) on investments	(0.96)	1.85
Total from investment operations	(0.17)	2.87

Less distributions from:
Net investment income	(0.83)	(1.00)
Net realized gains	-	(0.08)
Total distributions	(0.83)	(1.08)

Net asset value, end of period	$ 25.79	$ 26.79

Total return (4)(6)	(0.74)%	11.87%	(7)

Net assets, at end of period (000s)	$ 81,239	$ 34,158

Ratio of gross expenses to average
net assets (3)	0.75%	0.90%
Ratio of net expenses to average
net assets (3)	0.75%	0.75%
Ratio of net investment income
to average net assets (3)	6.03%	5.42%

Portfolio Turnover Rate (4)(5)	25%	46%

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 2, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized.
(4) Not Annualized.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation.

(7)

Represents total return based on net asset values per share from commencement of investment operations on May 2, 2012 through January 31, 2013. Total return based on net asset values per share from commencement of trading on the NYSE Arca on May 8, 2012 to January 31, 2013 was 14.05%.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2013

1.

ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Arrow Dow Jones Global Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 48,565,302	$ -	$ -	$ 48,565,302
Bonds & Notes	-	31,466,371	-	31,466,371
Total	$ 48,565,302	$ 31,466,371	$ -	$ 80,031,673

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

3.

INVESTMENT TRANSACTIONS

For the six months ended July 31, 2013, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $31,555,327 and $16,573,584, respectively.

For the six months ended July 31, 2013, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $53,354,598 and $16,670,852, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”). On behalf of the Fund, the Trust has entered into agreements with Gemini Fund Services, LLC (“GFS”) to provide administrative and fund accounting services. The Trust has also entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust. Gemini Fund Services, LLC and Northern Lights Distributors, LLC are entities affiliated with NorthStar Financial Services Group, LLC and are affiliated with the Fund. Certain officers of the Fund are also officers of GFS.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund.  Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, independent Trustee fees and expenses, acquired fund fees and expenses, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.  The Adviser, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets of the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

5.

CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributors. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”).  Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).  Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$3,170	2.00%*

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

              The tax character of distributions paid during the period ended January 31, 2013 was as follows:

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

           As of January 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from security transactions and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for grantor trusts, real estate investment trusts, partnerships and return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $18,423.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains the reclassification of fund distributions and tax adjustments for passive foreign investment companies, real estate investment trusts, partnerships, realized gains on in-kind redemptions, and return of capital distributions, resulted in reclassification for the period ended January 31, 2013 as follows:

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU No. 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASUs are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Distributions: The Funds’ Board of Trustees declared the following distributions:

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

EXPENSE EXAMPLES (Unaudited)

July 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 through July 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13– 7/31/13	Expense Ratio During Period** 2/1/13 – 7/31/13
Actual	$1,000.00	$992.60	$3.71	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365)

** Annualized.

Arrow Dow Jones Global Yield ETF

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2013

Approval of Advisory Agreement – Arrow Dow Jones Global Yield ETF

In connection with an in-person meeting held on January 19, 2012, the Board of Trustees (the "Board") of Northern Lights ETF Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC  (“Arrow” or the "Adviser") and the Trust, on behalf of the Arrow Dow Jones Global Yield ETF (a “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement and proposed services to be provided by the Adviser. These materials included, among other items: (a) information on the Fund’s proposed management fees and operating expenses compared with similar mutual funds; (b) the overall organization of the Adviser; and (c) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters evaluated by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The meeting participants then discussed the nature of the Adviser’s operations and the experience of its Fund management personnel, including the Advisor’s research capabilities and trading expertise.  Representatives from the Adviser then explained Arrow’s process for monitoring Fund performance and minimizing tracking error relative to the underlying index.  Based on these considerations and others, the Board was satisfied with the nature and extent of the services that the Adviser proposed to provide to the Fund.

Performance.  In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, recognized that because the Fund had not yet launched, it had no performance to evaluate but considered the past performance of the mutual funds managed by the Adviser, as well as other information relating to the Adviser’s performance record, including information related to the Adviser’s past experience sub-advising index-based ETFs.  The Board considered, among other things, that the success of the Fund would be based in part on its success tracking the Index and noted Arrow’s prior experience managing the portfolios of index-based ETFs. The Board did consider performance of the applicable index for the Fund.   Based on these considerations and others, the Board determined that the performance of the Fund could benefit from Arrow’s management.

Fees and Expenses.  The Board next considered the proposed advisory fee and total expenses to be paid by the Fund.  The Board reviewed a report provided by the Adviser, showing the advisory fees and total expense ratios of funds it deemed comparable.  The Adviser noted that Arrow charges between 0.75% and 1.00% advisory fee to its existing mutual funds and stated the reasons for the different fee level here. The Board evaluated the Fund’s unitary fee through the review of comparative information with respect to fees paid by similar funds – i.e., ETFs and mutual funds that focused on yield production. Based on these considerations and other factors, the Board concluded that the advisory fee of 0.75% of the Fund’s average daily net assets proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the Advisory Agreement.

Profitability.  The Adviser discussed the expected costs of the services it would provide to the Fund. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on financial statements and break even and profitability projections provided by Arrow.  The Board recognized that since the Fund had not yet launched, actual profitability information was unavailable.  The Board further recognized that under the unitary fee proposed, Arrow bore the risk of higher than anticipated expenses being incurred in connection with providing services under the Advisory Agreement.

The Trustees concluded that based on the services provided and the projected growth of the Fund, the fees currently proposed were reasonable and the anticipated profits from the Adviser’s relationship with the Fund would not be excessive.

Economies of Scale.  The Trustees then turned to considerations of economies of scale, including the extent to which economies of scale would be realized if and to the extent the Fund grows and whether the fee levels in the Advisory Agreement reflect these economies of scale..  Given the current size of the Fund and the Adviser’s expectations for the growth of the Fund, the Trustees concluded that any material economies of scale would not be achieved in the near term and, therefore, were not material to their current consideration of the Investment Advisory Agreement but may be material in the future to renewals of the Agreement. The Board intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.  The Board also considered any potential “fall-out” benefits that Arrow might receive because of its relationship with the Fund and concluded that the advisory fee was reasonable taking into account any such benefits.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of Trust counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders, and unanimously approved the Investment Advisory Agreement.

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-277-6933

Who we are
Who is providing this notice?	Northern Lights ETF Trust
What we do
How does Northern Lights ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights ETF Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/10/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/10/13